Disclosures about Oil and Natural Gas Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows (Detail) - Predecessor - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of year		$ 684,689	$ 1,894,700	$ 1,743,772
Sale of oil and natural gas produced, net of production costs		(141,732)	(196,319)	(502,928)
Net changes in prices and production costs		(296,299)	(2,230,601)	116,977
Extensions and discoveries		79,990	101,384	286,500
Improved recoveries		0	524,436	148,673
Changes in future development costs		278,653	204,199	(91,027)
Development costs incurred during the period that reduced future development costs		63,894	80,103	316,490
Revisions of previous quantity estimates	[1]	(223,218)	(495,794)	(40,481)
Purchases and sales of reserves in place, net		0	(47,079)	(278,825)
Accretion of discount		68,545	237,134	223,324
Net change in income taxes		21,139	605,766	(46,584)
Changes in production rates and other		(6,880)	6,760	18,809
End of year		$ 528,781	$ 684,689	$ 1,894,700

[1]	Amounts in 2016 are primarily the result of removing proved undeveloped reserves that are not expected to be developed within the five years, a revision in the base water flood decline curve at our North Burbank Unit and the decline in SEC pricing which resulted in future extraction of certain reserves being uneconomic. Amounts in 2015 are primarily the result of the decrease in SEC pricing, lower margins on existing reserves and a decrease in taxes as a result of the lower margins.